CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Disclosure of cash and cash equivalents
	December 31
	2021	2020
	USD thousands

Cash	77,537	44,825
Bank deposits	290,180	52,638

Cash and cash equivalents	367,717	97,463